Provisions - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Jul. 08, 2025	Dec. 31, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 10, 2024
Statements [Line Items]
Amounts transferred to accruals during the year				$ (21.0)	$ (81.0)
Gaming tax and legal provisions
Statements [Line Items]
Amounts transferred to accruals during the year			$ (50.4)	0.0	(50.0)
Additional provisions, other provisions		$ 26.4
Provision used, other provisions				5.0
Onerous contracts provision		$ 26.0		26.0
Market Closure and other
Statements [Line Items]
Amounts transferred to accruals during the year				$ (21.0)	$ (31.0)
Onerous contracts provision	$ 22.6					$ 33.7
Decrease in provisions	1.8
Provisions reclassified to accruals	$ 20.8					$ 30.9